Income taxes - Schedule of income taxes recognized in income statement (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes [Abstract]
Current year		$ (351,264)	$ (53,462)	$ (9,592)
Income tax prior years		13,224	(383)	(2,080)
Current tax expense		(338,040)	(53,845)	(11,672)
Recognition of deferred tax assets	$ 725,000	0	724,700	0
Originating and reversal of temporary differences		351,468	77,005	21,115
Deferred tax benefit		351,468	801,705	21,115
Total income tax benefit		$ 13,428	$ 747,860	$ 9,443